Equity Based Compensation (Details) - shares		12 Months Ended
	Dec. 02, 2021	Dec. 31, 2021	Dec. 31, 2020
Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	2 years
Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares purchased (in shares)		0	0
Class A Common Stock | 2021 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	38,317,399
Class A Common Stock | Employee Stock | 2021 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	11,495,220